FINANCIAL RISK FACTORS - Foreign currency sensitivity (Details) - Currency risk - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
GBP
FINANCIAL RISK FACTORS
Decrease in rate	10.00%	10.00%
Effect on profit before tax, reasonably possible increase in risk component	$ 2	$ 74
Effect on profit before tax, reasonably possible decrease in risk component	$ (2)	$ (74)
CAD
FINANCIAL RISK FACTORS
Decrease in rate	10.00%	10.00%
Effect on profit before tax, reasonably possible increase in risk component	$ 172	$ 365
Effect on profit before tax, reasonably possible decrease in risk component	$ (172)	$ (365)